UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Pentwater Capital Management LP

Address:   227 West Monroe Street, Suite 4000
           Chicago, IL   60606


Form 13F File Number: 28-12843


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Neal Nenadovic
Title:  Chief Financial Officer
Phone:  312-589-6405

Signature,  Place,  and  Date  of  Signing:

/s/ Neal Nenadovic                 Chicago, IL                        2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             117

Form 13F Information Table Value Total:  $    4,257,048
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ------------------- --------- -------- ----------------- ---------- -------- --------------------
                                                              VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS      CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------ ------------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
99 CENTS ONLY STORES           COM                 65440K106    75365  3433466 SH       SOLE                 3433466      0    0
ADVANCED ANALOGIC TECHNOLOGIES COM                 00752J108     6934  1199613 SH       SOLE                 1199613      0    0
ALPHA NATURAL RESOURCES INC    COM                 02076X102    24414  1195000 SH       SOLE                 1195000      0    0
ALPHA NATURAL RESOURCES INC    COM                 02076X952    22779  1115000 SH  PUT  SOLE                 1115000      0    0
ALPHA NATURAL RESOURCES INC    NOTE 2.375% 4/15/15 02076XAA0     3761  4000000 PRN      SOLE                 4000000      0    0
AMERICAN INTL GROUP INC        COM                 026874954     1104    47600 SH  PUT  SOLE                   47600      0    0
AMERICAN INTL GROUP INC        W  EXP  01/19/2021  026874156     1182   214573 SH       SOLE                  214573      0    0
AMERICAN TOWER CORP            CL  A               029912201    51909   865000 SH       SOLE                  865000      0    0
AMERICAN TOWER CORP            COM                 029912951    25204   420000 SH  PUT  SOLE                  420000      0    0
AMERICAN TOWER CORP            COM                 029912901    42007   700000 SH  CALL SOLE                  700000      0    0
ATLAS ENERGY LP                COM                 04930A954     2430   100000 SH  PUT  SOLE                  100000      0    0
ATP OIL & GAS CORP             COM                 00208J108     3312   450000 SH       SOLE                  450000      0    0
ATP OIL & GAS CORP             COM                 00208J958     5373   730000 SH  PUT  SOLE                  730000      0    0
BANK OF AMERICA CORPORATION    COM                 060505106     1056   190000 SH       SOLE                  190000      0    0
BANK OF AMERICA CORPORATION    COM                 060505904      299    53800 SH  CALL SOLE                   53800      0    0
BLUE COAT SYSTEMS INC          COM                 09534T508    53772  2112834 SH       SOLE                 2112834      0    0
CITIGROUP INC                  COM                 172967954    14271   542400 SH  PUT  SOLE                  542400      0    0
CITIGROUP INC                  COM                 172967424    12858   488708 SH       SOLE                  488708      0    0
COGDELL SPENCER INC            COM                 19238U107      850   200000 SH       SOLE                  200000      0    0
COMMERCIAL METALS CO           COM                 201723103     1245    90000 SH       SOLE                   90000      0    0
COMPLETE PRODUCTION SERVICES   COM                 20453E109    29479   878400 SH       SOLE                  878400      0    0
CONSTELLATION ENERGY GROUP I   COM                 210371100    25000   630205 SH       SOLE                  630205      0    0
CROWN CASTLE INTL CORP         COM                 228227104     5600   125000 SH       SOLE                  125000      0    0
DELPHI AUTOMOTIVE PLC          SHS                 G27823106    53586  2487766 SH       SOLE                 2487766      0    0
DIAMOND FOODS INC              COM                 252603105    20500   635256 SH       SOLE                  635256      0    0
DIAMOND FOODS INC              COM                 252603955     3227   100000 SH  PUT  SOLE                  100000      0    0
DOLLAR THRIFTY AUTOMOTIVE GP   COM                 256743105   173411  2468130 SH       SOLE                 2468310      0    0
DOLLAR THRIFTY AUTOMOTIVE GP   COM                 256743955    91514  1302500 SH  PUT  SOLE                 1302500      0    0
DOLLAR THRIFTY AUTOMOTIVE GP   COM                 256743905     7026   100000 SH  CALL SOLE                  100000      0    0
EL PASO CORP                   COM                 28336L109   106262  3999325 SH       SOLE                 3999325      0    0
EXPRESS SCRIPTS INC            COM                 302182900     7150   160000 SH  CALL SOLE                  160000      0    0
FLOTEK INDUSTRIES INC          COM                 343389102      697    70000 SH       SOLE                   70000      0    0
GENERAL MTRS CO                W EXP 07/10/2016    37045V118    11851  1010346 SH       SOLE                 1010346      0    0
GENERAL MTRS CO                W EXP 07/10/2019    37045V126     7979  1020346 SH       SOLE                 1020346      0    0
GENERAL MTRS CO                COM                 37045V950    39527  1950000 SH  PUT  SOLE                 1950000      0    0
GLOBAL EAGLE ACQUISITION COR   UNIT                37951D201     2018   200000 SH       SOLE                  200000      0    0
GOLDMAN SACHS GROUP INC        COM                 38141G104     1266    14000 SH       SOLE                   14000      0    0
GOLDMAN SACHS GROUP INC        COM                 38141G954    10852   120000 SH  PUT  SOLE                  120000      0    0
GOLDMAN SACHS GROUP INC        COM                 38141G904    16730   185000 SH  CALL SOLE                  185000      0    0
GOODRICH CORP                  COM                 382388106   208781  1687800 SH       SOLE                 1687800      0    0
GRACE W R & CO                 COM                 38388F958     6199   135000 SH  PUT  SOLE                  135000      0    0
GRACE W R & CO                 COM                 38388F908     3444    75000 SH  CALL SOLE                   75000      0    0
GRACE W R & CO                 COM                 38388F108     9827   214000 SH       SOLE                  214000      0    0
HEALTHSPRING INC               COM                 42224N101   110313  2022600 SH       SOLE                 2022600      0    0
HEARTWARE INTERNATIONAL INC    NOTE 3.500%12/17    422368AA8    17482 17000000 PRN      SOLE                17000000      0    0
HEARTWARE INTERNATIONAL INC    COM                 422368100    17595   255000 SH       SOLE                  255000      0    0
IVANHOE MINES LTD              COM                 46579N103     3952   223000 SH       SOLE                  223000      0    0
IVANHOE MINES LTD              COM                 46579N903     9923   560000 SH  CALL SOLE                  560000      0    0
IVANHOE MINES LTD              COM                 46579N953    10632   600000 SH  PUT  SOLE                  600000      0    0
JOHNSON & JOHNSON              COM                 478160954    36233   552500 SH  PUT  SOLE                  552500      0    0
JOHNSON & JOHNSON              COM                 478160904    17051   260000 SH  CALL SOLE                  260000      0    0
JPMORGAN CHASE & CO            COM                 46625H900    29795   896100 SH  CALL SOLE                  896100      0    0
JPMORGAN CHASE & CO            COM                 46625H950   125020  3760000 SH  PUT  SOLE                 3760000      0    0
JPMORGAN CHASE & CO            COM                 46625H100    94269  2835158 SH       SOLE                 2835158      0    0
KINDER MORGAN INC              COM                 49456B101    10537   327550 SH       SOLE                  327550      0    0
KINDER MORGAN INC              COM                 49456B951    18295   568700 SH  PUT  SOLE                  568700      0    0
KIPS BAY MEDICAL INC           COM                 49726K105      196   146000 SH       SOLE                  146000      0    0
LAM RESEARCH CORP              COM                 512807108     6437   173873 SH       SOLE                  173873      0    0
LEAP WIRELESS INTL INC         COM                 521863958    49376  5315000 SH  PUT  SOLE                 5315000      0    0
LEAP WIRELESS INTL INC         COM                 521863308    45986  4950011 SH       SOLE                 4950011      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ------------------- --------- -------- ----------------- ---------- -------- --------------------
                                                              VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS      CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------ ------------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
LOOPNET INC                    COM                 543524300    49680  2717700 SH       SOLE                 2717700      0    0
LORAL SPACE & COMMUNICATNS I   COM                 543881106      324     5000 SH       SOLE                    5000      0    0
LYONDELLBASELL INDUSTRIES N    COM                 N53745950    18643   573800 SH  PUT  SOLE                  573800      0    0
LYONDELLBASELL INDUSTRIES N    COM                 N53745900    23718   730000 SH  CALL SOLE                  730000      0    0
LYONDELLBASELL INDUSTRIES N    SHS - A -           N53745100     8740   269000 SH       SOLE                  269000      0    0
MARTIN MARIETTA MATLS INC      COM                 573284106     4336    57500 SH       SOLE                   57500      0    0
MCMORAN EXPLORATION CO         COM                 582411104    10185   700000 SH       SOLE                  700000      0    0
MCMORAN EXPLORATION CO         COM                 582411954     5529   380000 SH  PUT  SOLE                  380000      0    0
MCMORAN EXPLORATION CO         COM                 582411904     4511   310000 SH  CALL SOLE                  310000      0    0
MEAD JOHNSON NUTRITION CO      COM                 582839106     1581    23000 SH       SOLE                   23000      0    0
MEDCO HEALTH SOLUTIONS INC     COM                 58405U102   157526  2818000 SH       SOLE                 2818000      0    0
MEDCO HEALTH SOLUTIONS INC     COM                 58405U952    49751   890000 SH  PUT  SOLE                  890000      0    0
MISSION NEWENERGY LTD          SHS                 Q62163110      380   167181 SH       SOLE                  167181      0    0
MORTONS RESTAURANT GRP IN      COM                 619430101     1362   198006 SH       SOLE                  198006      0    0
MOTOROLA MOBILITY HLDGS INC    COM                 620097955    19400   500000 SH  PUT  SOLE                  500000      0    0
MOTOROLA MOBILITY HLDGS INC    COM                 620097105    79245  2042400 SH       SOLE                 2042400      0    0
NETLOGIC MICROSYSTEMS INC      COM                 64118B100    10357   208942 SH       SOLE                  208942      0    0
NYSE EURONEXT                  COM                 629491951     5220   200000 SH  PUT  SOLE                  200000      0    0
NYSE EURONEXT                  COM                 629491901     1566    60000 SH  CALL SOLE                   60000      0    0
ONYX PHARMACEUTICALS INC       COM                 683399959    48345  1100000 SH  PUT  SOLE                 1100000      0    0
ONYX PHARMACEUTICALS INC       COM                 683399109    57135  1300000 SH       SOLE                 1300000      0    0
PALL CORP                      COM                 696429307      547     9580 SH       SOLE                    9580      0    0
PHARMASSET INC                 COM                 71715N106   149641  1167248 SH       SOLE                 1167248      0    0
PHARMASSET INC                 COM                 71715N956   102304   798000 SH  PUT  SOLE                  798000      0    0
PHARMASSET INC                 COM                 71715N906     2564    20000 SH  CALL SOLE                   20000      0    0
PHARMERICA CORP                COM                 71714F104     4519   297700 SH       SOLE                  297700      0    0
PROGRESS ENERGY INC            COM                 743263105     1288    23000 SH       SOLE                   23000      0    0
RENTECH INC                    COM                 760112102       31    23950 SH       SOLE                   23950      0    0
RIGHTNOW TECHNOLOGIES INC      COM                 76657R106    25211   590000 SH       SOLE                  590000      0    0
RSC HOLDINGS INC               COM                 74972L102    18611  1006000 SH       SOLE                 1006000      0    0
S1 CORPORATION                 COM                 78463B101    20321  2123400 SH       SOLE                 2123400      0    0
SANOFI                         RIGHT 12/31/2020    80105N113     4752  3960400 SH       SOLE                 3960400      0    0
SEACHANGE INTERNATIONAL INC    COM                 811699107      185    26300 SH       SOLE                   26300      0    0
SERVICE CORP INTL              COM                 817565104      533    50000 SH       SOLE                   50000      0    0
SIX FLAGS ENTMT CORP           COM                 83001A102   150031  3638000 SH       SOLE                 3638000      0    0
SONOSITE INC                   COM                 83568G104    37025   687424 SH       SOLE                  687424      0    0
SPDR S&P 500 ETF TR            TR  UNIT            78462F103     5648    45000 SH       SOLE                   45000      0    0
SPDR S&P 500 ETF TR            COM                 78462F953   714095  5690000 SH  PUT  SOLE                 5690000      0    0
SPDR S&P 500 ETF TR            COM                 78462F903   267943  2135000 SH  CALL SOLE                 2135000      0    0
SPRINT NEXTEL CORP             COM SER 1           852061100      482   205970 SH       SOLE                  205970      0    0
SUCCESSFACTORS INC             COM                 864596101    83727  2100000 SH       SOLE                 2100000      0    0
TALBOTS INC                    COM                 874161102      676   254317 SH       SOLE                  254317      0    0
TALBOTS INC                    W EXP 04/09/2015    874161110       32  1520600 SH       SOLE                 1520600      0    0
TELEPHONE & DATA SYS INC       SPL COM             879433860    13584   570514 SH       SOLE                  570514      0    0
TEMPLE INLAND INC              COM                 879868107    91934  2899200 SH       SOLE                 2899200      0    0
TEMPLE INLAND INC              COM                 879868957     3171   100000 SH  PUT  SOLE                  100000      0    0
TEMPLE INLAND INC              COM                 879868907    10306   325000 SH  CALL SOLE                  325000      0    0
TRANSATLANTIC HLDGS INC        COM                 893521104   106724  1950000 SH       SOLE                 1950000      0    0
TWO HBRS INVT CORP             COM                 90187B101      874    94562 SH       SOLE                   94562      0    0
VULCAN MATLS CO                COM                 929160109      787    20000 SH       SOLE                   20000      0    0
WALTER ENERGY INC              COM                 93317Q105    23285   384500 SH       SOLE                  384500      0    0
WALTER ENERGY INC              COM                 93317Q955    20621   340500 SH  PUT  SOLE                  340500      0    0
WALTER ENERGY INC              COM                 93317Q905    18471   305000 SH  CALL SOLE                  305000      0    0
WEBMD HEALTH CORP              COM                 94770V902     3755   100000 SH  CALL SOLE                  100000      0    0
WILLIAMS COS INC               COM                 969457900     4260   158000 SH  CALL SOLE                  158000      0    0
WINN DIXIE STORES INC          COM                 974280307     4502   480000 SH       SOLE                  480000      0    0
YAHOO INC                      COM                 984332106    11936   740000 SH       SOLE                  740000      0    0